Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 041
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
VULCAN 401(k) PLAN
Employer ID No: 20-8579133
Plan No: 041
FORM 5500, SCHEDULE H, PART IV, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025

(a)	(b)Identity of Issue, Borrower, Lessor, or Similar Party	(c)Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	** (d) Cost	(e) Current Value (in 000s)

	State Street S&P 500 Index SL CL II	Collective Trust		$472,007
	State Street Global All Cap Equity Ex-US Index SL CL II	Collective Trust		287,784
	State Street US Bond Index SL CL XIV	Collective Trust		193,048
	State Street Russell Small/Mid Cap Index SL CL II	Collective Trust		177,602
	State Street Target Retirement 2035 SL CL VI	Collective Trust		39,285
	State Street Target Retirement 2030 SL CL VI	Collective Trust		32,909
	State Street Target Retirement 2045 SL CL VI	Collective Trust		26,970
	State Street Target Retirement 2025 SL CL VI	Collective Trust		25,942
	State Street U.S. Inflation Protected Bond Index SL CL II	Collective Trust		23,097
	State Street Target Retirement 2040 SL CL VI	Collective Trust		16,649
	State Street Target Retirement Income SL CL VI	Collective Trust		14,159
	State Street Target Retirement 2050 SL CL VI	Collective Trust		8,798
	State Street Target Retirement 2055 SL CL VI	Collective Trust		6,561
	Wellington CIF II World Bond S2	Collective Trust		3,867
	State Street Target Retirement 2060 SL CL VI	Collective Trust		2,562
	State Street Target Retirement 2065 SL CL VI	Collective Trust		2,229
	Baird Core Plus Bond Instl	Mutual Fund		48,496
	Vanguard Equity Income Adm	Mutual Fund		35,487
	JP Morgan Large Cap Growth R6	Mutual Fund		35,481
	American Funds EuroPacific Growth R6	Mutual Fund		5,029
	William Blair Small Mid Cap Growth R6	Mutual Fund		3,569
	DFA Emerging Markets Core Equity 2 Port I	Mutual Fund		2,884
	AllianceBernstein Discovery Value Z	Mutual Fund		2,360
*	Empower Self-Directed Brokerage Account	Self-Directed Brokerage Account		9,815
*	Vulcan Materials Company	Stock Fund		101,823
	Patriot Transportation Holding Inc.	Stock Fund		62
	Metlife GAC 12439	Stable Value Fund		57,407
*	Participant loans	Interest rates ranging from 4.25% to 10.50%, maturing through December 2030		42,873
				$1,678,755
*Party-in-interest.
**Cost information is not required for participant-directed investments and, therefore, is not included.